LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2025
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 23: — LOSS PER ORDINARY SHARE

Details of the number of shares and loss used in the computation of basic and diluted loss per share:

	Number of shares
	2025	2024	2023
Weighted number of Ordinary shares(*)	50,573,461	48,579,804	44,907,105

	Year ended December 31,
	2025	2024	2023
Loss	$17,516	$22,491	$65,473
Preferred shares dividend (**)	—	—	639
For the computation of basic and diluted loss per share	$17,516	$22,491	$66,112
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	7,208,918 options, unvested RSUs and unearned performance shares to employees, directors and consultants outstanding as of December 31, 2025 under the share-based compensation plan (6,718,602 and 5,828,733 as of December 31, 2024 and 2023, respectively).
b.	633,681 Ordinary shares as of December 31, 2023 to be issued contingent upon future conditions, as part of the acquisition of a technology asset and as part of the launch of the DACC (see Note 16c.1) (as of December 31, 2025 and 2024 - nil).
c.	14,850,000 Warrants outstanding as of December 31, 2025, 2024 and 2023.
d.	99,303 Ordinary shares that were issued as part of the acquisition of Shipsta and are subject to certain restrictions and were retained for customary holdbacks and net working capital adjustment.
(**)	In January 2023 the Company converted all of its Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.